Unaudited Interim Consolidated Balance Sheet (Parentheticals) - $ / shares		Jun. 30, 2026		Dec. 31, 2025		Jul. 09, 2025	Dec. 31, 2024	Feb. 26, 2019
Ordinary shares, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001
Ordinary shares, shares authorized (in Shares)		500,000,000	[1]	500,000,000	[1]	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	81,016,311		76,048,501
Ordinary shares, shares outstanding (in Shares)	[1]	81,016,311		76,048,501
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)						400,000,000		372,691,551
Ordinary shares, shares issued (in Shares)		81,016,311		76,048,501			45,292,909
Ordinary shares, shares outstanding (in Shares)							45,292,909
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)						100,000,000		127,308,449

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.